Inventory - Components of Inventory (Detail) - USD ($) $ in Thousands	May 31, 2019	May 31, 2018
Inventory Disclosure [Abstract]
Course materials in schools	$ 10,181	$ 12,020
Publications in bookstores	18,865	28,155
Inventory	$ 29,046	$ 40,175